Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE DISCLOSURE

					Value of Initial Fixed $100 investment based on:
Year	Summary Compensation Table Total for CEO;	Compensation Actually Paid to CEO	Average Summary Compensation Table Total for non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income ($mm)	Adj. EBITDA ($mm)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$2,759,911	(24,534)	1,149,249	243,292	$78	$166	$10.4	$13.7
2022	3,825,451	2,454,375	1,464,943	1,030,883	108	159	12.8	17.3
2021	2,524,100	4,400,545	1,037,363	1,702,074	129	163	8.1	10.0
(a)	Refers to the Company’s fiscal year.
(b)
Reflects compensation amounts reported in the Summary Compensation Table (“SCT”) in the Fiscal 2023 Executive Compensation Section of this Proxy Statement for our CEO, Mr. Dow, for the respective fiscal years shown.

(c)
“Compensation actually paid” to our CEO in each of 2023, 2022 and 2021 reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. “Compensation Actually Paid” may not reflect the actual amount of compensation earned by or paid to the CEO during the applicable year. Allan Dow was CEO for all years presented. For a complete discussion of the Company’s executive compensation program and the Committee’s philosophy and approach, please refer to the Compensation Discussion and Analysis beginning on page 13.

The following table is part of footnote (c):

Amounts Deducted or Added to CEO Compensation Reported in SCT
			Equity Addition to SCT Total for CEO
Year	SCT Total	Less Equity Deductions from SCT	Value of Current Year Equity Awards at April 30 value	Change in value of unvested prior year awards at April 30	Change in value of prior year awards vested in current year	Total Equity Addition to SCT	Total Compensation Actually Paid
		(1)	(2)	(3)	(4)		(5)
2023	$2,759,911	(1,597,060)	790,318	(2,012,501)	34,797	(1,187,385)	(24,534)
2022	3,825,451	(2,135,283)	1,250,894	(1,060,416)	573,729	764,207	2,454,375
2021	2,524,100	(1,189,495)	2,203,851	630,459	231,630	3,065,940	4,400,545
(1)	Represents the grant date fair value of equity-based awards made during each fiscal year.
(2)	Represents the year-end fair value of equity-based awards that were made during the fiscal year.
(3)
Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of year-end, with such change in fair value reflecting the change in the year-end stock price during each year.

(4)
Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the year, with such change in fair value reflecting the change in stock price from the prior fiscal year-end until the vesting date.

(5)
The amounts in this column are calculated by subtracting the amounts under “Less Equity Deduction from SCT” from, and adding the amounts under “Total Equity Addition to SCT” to, the amounts under “SCT Total” with respect to our CEO.

(d)
Reflects an average of compensation amounts reported in the “Summary Compensation Table” for our non-CEO named executive officers (“NEOs”), for the respective years shown. Included in the averages for the years shown is compensation for James C. Edenfield and Vincent Klinges.

(e)
Average “compensation actually paid” for our non-CEO NEOs in each of 2023, 2022 and 2021 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. Average “Compensation Actually Paid” may not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year.

The following table is part of footnote (e):

Amounts Deducted or Added to Non-CEO NEO Average Compensation Reported in SCT
			Equity Addition to SCT Average for Non-CEO NEOs
Year	SCT Average	Less Equity Deductions from SCT	Value of Current Year Equity Awards at April 30 value	Change in value of unvested prior year awards at April 30	Change in value of prior year awards vested in current year	Total Equity Addition to SCT	Average Compensation Actually Paid
		(1)	(2)	(3)	(4)		(5)
2023	1,149,249	(558,971)	276,611	(639,105)	15,508	(346,986)	243,292
2022	1,464,943	(747,349)	437,813	(324,197)	199,674	313,290	1,030,883
2021	1,037,363	(376,673)	697,886	246,220	97,278	1,041,384	1,702,074
(1)	Represents the grant date fair value of equity-based awards made during each fiscal year.
(2)	Represents the year-end fair value of equity-based awards that were made during the fiscal year.
(3)
Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of year-end, with such change in fair value reflecting the change in the year-end stock price during each year.

(4)
Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the year, with such change in fair value reflecting the change in stock price from the prior fiscal year-end until the vesting date.

(5)
The amounts in this column are calculated by subtracting the amounts under “Less Equity Deduction from SCT” from, and adding the amounts under “Total Equity Addition to SCT” to, the amounts under “SCT Average” with respect to our Non-CEO NEOs.

(f)	For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of the Company for the measurement periods ending on April 30, 2023, 2022 and 2021, respectively.
(g)	Based on the NASDAQ Computer Index included in our stock performance graph in our annual report to shareholders.
(h)	Reflects “Net Income” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports for the measurement periods ending on April 30, 2023, 2022 and 2021, respectively.
(i)
The Company-selected measure is Adjusted EBITDA. Adjusted EBITDA represents our GAAP net earnings adjusted for amortization of intangibles, depreciation, interest income & other, net, and income tax expense, and has been further adjusted to exclude acquisition activity during the year.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(d)
Reflects an average of compensation amounts reported in the “Summary Compensation Table” for our non-CEO named executive officers (“NEOs”), for the respective years shown. Included in the averages for the years shown is compensation for James C. Edenfield and Vincent Klinges.

Peer Group Issuers, Footnote [Text Block]
(g)	Based on the NASDAQ Computer Index included in our stock performance graph in our annual report to shareholders.

PEO Total Compensation Amount	$ 2,759,911	$ 3,825,451	$ 2,524,100
PEO Actually Paid Compensation Amount	$ (24,534)	2,454,375	4,400,545
Adjustment To PEO Compensation, Footnote [Text Block]
(c)
“Compensation actually paid” to our CEO in each of 2023, 2022 and 2021 reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. “Compensation Actually Paid” may not reflect the actual amount of compensation earned by or paid to the CEO during the applicable year. Allan Dow was CEO for all years presented. For a complete discussion of the Company’s executive compensation program and the Committee’s philosophy and approach, please refer to the Compensation Discussion and Analysis beginning on page 13.

The following table is part of footnote (c):

Amounts Deducted or Added to CEO Compensation Reported in SCT
			Equity Addition to SCT Total for CEO
Year	SCT Total	Less Equity Deductions from SCT	Value of Current Year Equity Awards at April 30 value	Change in value of unvested prior year awards at April 30	Change in value of prior year awards vested in current year	Total Equity Addition to SCT	Total Compensation Actually Paid
		(1)	(2)	(3)	(4)		(5)
2023	$2,759,911	(1,597,060)	790,318	(2,012,501)	34,797	(1,187,385)	(24,534)
2022	3,825,451	(2,135,283)	1,250,894	(1,060,416)	573,729	764,207	2,454,375
2021	2,524,100	(1,189,495)	2,203,851	630,459	231,630	3,065,940	4,400,545
(1)	Represents the grant date fair value of equity-based awards made during each fiscal year.
(2)	Represents the year-end fair value of equity-based awards that were made during the fiscal year.
(3)
Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of year-end, with such change in fair value reflecting the change in the year-end stock price during each year.

(4)
Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the year, with such change in fair value reflecting the change in stock price from the prior fiscal year-end until the vesting date.

(5)
The amounts in this column are calculated by subtracting the amounts under “Less Equity Deduction from SCT” from, and adding the amounts under “Total Equity Addition to SCT” to, the amounts under “SCT Total” with respect to our CEO.

Non-PEO NEO Average Total Compensation Amount	$ 1,149,249	1,464,943	1,037,363
Non-PEO NEO Average Compensation Actually Paid Amount	$ 243,292	1,030,883	1,702,074
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(e)
Average “compensation actually paid” for our non-CEO NEOs in each of 2023, 2022 and 2021 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. Average “Compensation Actually Paid” may not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year.

The following table is part of footnote (e):

Amounts Deducted or Added to Non-CEO NEO Average Compensation Reported in SCT
			Equity Addition to SCT Average for Non-CEO NEOs
Year	SCT Average	Less Equity Deductions from SCT	Value of Current Year Equity Awards at April 30 value	Change in value of unvested prior year awards at April 30	Change in value of prior year awards vested in current year	Total Equity Addition to SCT	Average Compensation Actually Paid
		(1)	(2)	(3)	(4)		(5)
2023	1,149,249	(558,971)	276,611	(639,105)	15,508	(346,986)	243,292
2022	1,464,943	(747,349)	437,813	(324,197)	199,674	313,290	1,030,883
2021	1,037,363	(376,673)	697,886	246,220	97,278	1,041,384	1,702,074
(1)	Represents the grant date fair value of equity-based awards made during each fiscal year.
(2)	Represents the year-end fair value of equity-based awards that were made during the fiscal year.
(3)
Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of year-end, with such change in fair value reflecting the change in the year-end stock price during each year.

(4)
Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the year, with such change in fair value reflecting the change in stock price from the prior fiscal year-end until the vesting date.

(5)
The amounts in this column are calculated by subtracting the amounts under “Less Equity Deduction from SCT” from, and adding the amounts under “Total Equity Addition to SCT” to, the amounts under “SCT Average” with respect to our Non-CEO NEOs.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Analysis of the Information Presented in the Pay versus Performance Table
As demonstrated by the following table, the amount of Compensation Actually Paid to our CEO is aligned with our cumulative total shareholder return (“TSR”) over the three years presented in the table. The alignment of Compensation Actually Paid with the Company’s cumulative TSR over the period presented is because a significant portion of the Compensation Actually Paid to our CEO is comprised of equity awards.

Relationship between Pay and Performance
	2021	2022	2023
CEO Compensation Actually Paid (in millions)	$4.4	$2.5	($0.0)
Average NEO Compensation Actually Paid (in millions)	$1.7	$1.0	$0.2

Company Net Income (in millions)	$8.1	$12.8	$10.4
% Yearly Change	20%	58%	-19%

Company Adjusted EBITDA (in millions)	$10.0	$17.3	$13.7
% Yearly Return	-15%	73%	-21%

Company Total Shareholder Return	$129	$108	$78
% Yearly Return	29%	-16%	-28%
3 year CAGR			-22%

Peer Total Shareholder Return	$163	$159	$166
% Yearly Return	63%	-2%	4%
3 year CAGR			66%
Because a majority of total compensation provided to the CEO and the Non-CEO NEOs is through equity-based grants that vest over multi-year periods, the primary driver of changes in “Compensation Actually Paid” totals for the CEO and Non-CEO NEOs is the change in Company stock price. During fiscal 2021, our stock price increased 29% during the year with stock price increases resulting in higher “Compensation Actually Paid” values for the CEO and Non-CEO NEOs. During fiscal 2022 and fiscal 2023, our stock price declined by 16% and 28%, respectively, compared to a return of -2% and 4% for the NASDAQ Computer Index. We closed fiscal 2022 and fiscal 2023 increasing Adjusted EBITDA when compared to fiscal 2021. However, our stock price changes resulted in 2022 and 2023 “Compensation Actually Paid” values for the CEO and average NEO that were lower than those values in 2021.
With the emphasis on annual equity-based grants that vest over multi-year periods for the CEO and our other Non-CEO NEOs, the Compensation Committee believes that compensation value actually realized by the Company’s officers is directly and strongly aligned with shareholder returns over a multi-year period.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship between Pay and Performance
	2021	2022	2023
CEO Compensation Actually Paid (in millions)	$4.4	$2.5	($0.0)
Average NEO Compensation Actually Paid (in millions)	$1.7	$1.0	$0.2

Company Net Income (in millions)	$8.1	$12.8	$10.4
% Yearly Change	20%	58%	-19%

Company Adjusted EBITDA (in millions)	$10.0	$17.3	$13.7
% Yearly Return	-15%	73%	-21%

Company Total Shareholder Return	$129	$108	$78
% Yearly Return	29%	-16%	-28%
3 year CAGR			-22%

Peer Total Shareholder Return	$163	$159	$166
% Yearly Return	63%	-2%	4%
3 year CAGR			66%

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship between Pay and Performance
	2021	2022	2023
CEO Compensation Actually Paid (in millions)	$4.4	$2.5	($0.0)
Average NEO Compensation Actually Paid (in millions)	$1.7	$1.0	$0.2

Company Net Income (in millions)	$8.1	$12.8	$10.4
% Yearly Change	20%	58%	-19%

Company Adjusted EBITDA (in millions)	$10.0	$17.3	$13.7
% Yearly Return	-15%	73%	-21%

Company Total Shareholder Return	$129	$108	$78
% Yearly Return	29%	-16%	-28%
3 year CAGR			-22%

Peer Total Shareholder Return	$163	$159	$166
% Yearly Return	63%	-2%	4%
3 year CAGR			66%

Total Shareholder Return Vs Peer Group [Text Block]
Relationship between Pay and Performance
	2021	2022	2023
CEO Compensation Actually Paid (in millions)	$4.4	$2.5	($0.0)
Average NEO Compensation Actually Paid (in millions)	$1.7	$1.0	$0.2

Company Net Income (in millions)	$8.1	$12.8	$10.4
% Yearly Change	20%	58%	-19%

Company Adjusted EBITDA (in millions)	$10.0	$17.3	$13.7
% Yearly Return	-15%	73%	-21%

Company Total Shareholder Return	$129	$108	$78
% Yearly Return	29%	-16%	-28%
3 year CAGR			-22%

Peer Total Shareholder Return	$163	$159	$166
% Yearly Return	63%	-2%	4%
3 year CAGR			66%
Because a majority of total compensation provided to the CEO and the Non-CEO NEOs is through equity-based grants that vest over multi-year periods, the primary driver of changes in “Compensation Actually Paid” totals for the CEO and Non-CEO NEOs is the change in Company stock price. During fiscal 2021, our stock price increased 29% during the year with stock price increases resulting in higher “Compensation Actually Paid” values for the CEO and Non-CEO NEOs. During fiscal 2022 and fiscal 2023, our stock price declined by 16% and 28%, respectively, compared to a return of -2% and 4% for the NASDAQ Computer Index. We closed fiscal 2022 and fiscal 2023 increasing Adjusted EBITDA when compared to fiscal 2021. However, our stock price changes resulted in 2022 and 2023 “Compensation Actually Paid” values for the CEO and average NEO that were lower than those values in 2021.

Tabular List [Table Text Block]
Financial Performance Measures
As further discussed in our Compensation Discussion and Analysis, with performance-based pay comprising the majority of executive compensation, we believe our current executive compensation program directly links compensation to our financial performance and aligns the interests of our executive officers with those of our shareholders. The following table sets forth financial performance measures that we considered to be the most important to link compensation actually paid to Company performance during 2022.
Key Financial Measures
Revenue
Recurring Revenue
Adjusted EBITDA

Total Shareholder Return Amount	$ 78	108	129
Peer Group Total Shareholder Return Amount	166	159	163
Net Income (Loss)	$ 10,400,000	$ 12,800,000	$ 8,100,000
Company Selected Measure Amount	13,700,000	17,300,000	10,000,000
PEO Name	Mr. Dow	Mr. Dow	Mr. Dow
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Recurring Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(i)
The Company-selected measure is Adjusted EBITDA. Adjusted EBITDA represents our GAAP net earnings adjusted for amortization of intangibles, depreciation, interest income & other, net, and income tax expense, and has been further adjusted to exclude acquisition activity during the year.

PEO [Member] | Equity Deductions from SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,597,060)	$ (2,135,283)	$ (1,189,495)
PEO [Member] | Total Equity Addition to SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,187,385)	764,207	3,065,940
PEO [Member] | Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	790,318	1,250,894	2,203,851
PEO [Member] | Change in Value of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,012,501)	(1,060,416)	630,459
PEO [Member] | Change in Value of Prior Year Awards Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	34,797	573,729	231,630
Non-PEO NEO [Member] | Equity Deductions from SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(558,971)	(747,349)	(376,673)
Non-PEO NEO [Member] | Total Equity Addition to SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(346,986)	313,290	1,041,384
Non-PEO NEO [Member] | Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	276,611	437,813	697,886
Non-PEO NEO [Member] | Change in Value of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(639,105)	(324,197)	246,220
Non-PEO NEO [Member] | Change in Value of Prior Year Awards Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 15,508	$ 199,674	$ 97,278